Income Taxes - Summary of Income Tax Examinations (Details)	12 Months Ended
Dec. 31, 2021
SWITZERLAND
Tax years subject to examination	2016 - 2021
UNITED STATES
Tax years subject to examination	2019 - 2021
France
Tax years subject to examination	2019 - 2021
Spain
Tax years subject to examination	2018 - 2021
Japan
Tax years subject to examination	2017 - 2021
Taiwan
Tax years subject to examination	2021
India
Tax years subject to examination	2021
Germany
Tax years subject to examination	2019 - 2021
UK
Tax years subject to examination	2016 - 2021
Saudi Arabia
Tax years subject to examination	2021
Vietnam
Tax years subject to examination	2021